Commitments and Contingent Liabilities (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Commitments and Contingencies	$ 32,067	$ 24,933
Nonresidential mortgage [Member]
Commitments and Contingencies	5,964	4,666
Residential mortgage [Member]
Commitments and Contingencies	5,087	3,274
Commercial construction [Member]
Commitments and Contingencies	994	1,065
Unused portion of overdraft lines of credit [Member]
Commitments and Contingencies	735	726
Unused portion of home equity lines of credit [Member]
Commitments and Contingencies	8,432	8,429
Unused portion of commercial lines of credit [Member]
Commitments and Contingencies	10,050	5,997
Commercial loan commitments [Member]
Commitments and Contingencies	$ 805	$ 776